Federated Hermes Short-Intermediate Municipal Fund
Portfolio of Investments
September 30, 2024 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—92.5%
		Alabama—6.0%
$ 6,500,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1), (Morgan Stanley GTD), 4.000%, Mandatory Tender 12/1/2025	$ 6,537,287
1,000,000		Black Belt Energy Gas District, AL, Gas Project Revenue Refunding Bonds (Series 2023D-1), (Goldman Sachs Group, Inc. GTD), 5.500%, Mandatory Tender 2/1/2029	1,081,966
2,000,000		Black Belt Energy Gas District, AL, Gas Revenue Bonds (Series 2022B-1), (Goldman Sachs Group, Inc. GTD), 4.000%, Mandatory Tender 10/1/2027	2,020,086
7,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), PCR Refunding Bonds (Series 2014-D), 3.810%, Mandatory Tender 6/1/2028	7,166,747
2,345,000		Jefferson County, AL (Jefferson County, AL Sewer System), Sewer Revenue Warrants (Series 2024), 5.000%, 10/1/2037	2,633,524
450,000		Prattville, AL IDB (International Paper Co.), Environmental Improvement Revenue Refunding Bonds (Series 2019B), 2.000%, Mandatory Tender 10/1/2024	450,000
425,000		Prattville, AL IDB (International Paper Co.), Recovery Zone Facility Revenue Refunding Bonds (Series 2019C), 2.000%, Mandatory Tender 10/1/2024	425,000
3,250,000		Southeast Energy Authority, AL, Commodity Supply Revenue Bonds (Series 2023B), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 6/1/2030	3,499,974
		TOTAL	23,814,584
		Arizona—1.8%
2,500,000		Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2019), 4.000%, Mandatory Tender 6/1/2029	2,531,945
2,000,000		Coconino County, AZ Pollution Control Corp. (Nevada Power Co.), PCRBs (Series 2017A), 4.125%, Mandatory Tender 3/31/2026	2,008,382
2,000,000		Maricopa County, AZ, IDA (Banner Health), Revenue Bonds (Series 2023A-1), 5.000%, Mandatory Tender 5/15/2026	2,059,224
855,000	[1]	Tempe, AZ IDA (Mirabella at ASU), Revenue Bonds (Series 2023A), 4.700%, 10/1/2028	783,877
		TOTAL	7,383,428
		California—4.4%
10,000,000		California Infrastructure & Economic Development Bank (Los Angeles County Museum of Art), Refunding Revenue Bonds (Series 2021A), 1.200%, Mandatory Tender 6/1/2028	9,011,105
575,000	[1]	California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-70 Senior Living Revenue Refunding Bonds (Series B-2), 2.375%, 11/15/2028	568,221
2,000,000		California State, UT GO Various Purpose Refunding Bonds, 5.000%, 9/1/2027	2,152,060
2,000,000		California State, UT GO Various Purpose Refunding Bonds, 5.000%, 9/1/2028	2,199,980
1,695,000		Carlsbad, CA (Mariposa Apartments), Multifamily Housing Revenue Bonds (Series 2003A), (Federal National Mortgage Association COL), 4.600%, 2/1/2036	1,731,024
1,800,000		San Diego, CA Housing Authority (Rancho del Norte Apartments), Multifamily Housing Revenue Bonds (Series 2003C), (Federal National Mortgage Association COL), 4.600%, 2/1/2036	1,791,721
		TOTAL	17,454,111
		Colorado—1.7%
4,750,000		Colorado Health Facilities Authority (Advent Health System/Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2024), 5.000%, Mandatory Tender 11/15/2029	5,232,812
600,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2025	600,703
1,000,000		Colorado Housing and Finance Authority (Fitz Affordable Owner, LLC), Multifamily Housing Revenue Bonds (Series 2024B), 3.180%, Mandatory Tender 9/1/2027	1,005,638
		TOTAL	6,839,153
		Connecticut—1.5%
1,000,000		Connecticut State, UT GO Refunding Bonds (Series 2022D), 5.000%, 9/15/2026	1,049,939
1,000,000		Connecticut State, UT GO Refunding Bonds (Series 2022D), 5.000%, 9/15/2027	1,074,743
4,000,000	[2]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 4.140% (SIFMA 7-day +0.990%), 3/1/2025	4,007,254
		TOTAL	6,131,936
		Florida—1.4%
1,500,000		Broward County, FL HFA (St. Joseph Manor II, LLLP), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 3.500%, Mandatory Tender 4/1/2026	1,505,934

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$ 1,500,000		Florida Development Finance Corp. (Tampa General Hospital), Healthcare Facilities Revenue Bonds (Series 2024B), 5.000%, Mandatory Tender 10/1/2031	$ 1,646,759
1,000,000		Lee County, FL HFA (Crossings at Cape Coral Apartments), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 3.500%, Mandatory Tender 2/1/2026	1,004,552
815,000		Orlando, FL Utilities Commission, Utility System Revenue Bonds (Series 2023A), 5.000%, 10/1/2038	936,523
300,000		Orlando, FL Utilities Commission, Utility System Revenue Bonds (Series 2023A), 5.000%, 10/1/2039	343,143
		TOTAL	5,436,911
		Georgia—7.4%
3,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project PCRBs (First Series 2013), 3.375%, Mandatory Tender 3/12/2027	3,032,550
5,665,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2023C), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 9/1/2030	6,119,303
2,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2023D), (Citigroup, Inc. GTD), 5.000%, Mandatory Tender 12/1/2030	2,136,427
5,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2023E-1), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 6/1/2031	5,444,765
2,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2024B), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 3/1/2032	2,193,063
1,500,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2024C), (Citigroup, Inc. GTD), 5.000%, Mandatory Tender 12/1/2031	1,618,818
5,500,000		Monroe County, GA Development Authority (Georgia Power Co.), Scherer Plant PCRBs (First Series 1995), 2.250%, 7/1/2025	5,423,953
2,750,000		Monroe County, GA Development Authority (Georgia Power Co.), Scherer Project PCRBs (First Series 2012), 3.875%, Mandatory Tender 3/6/2026	2,788,215
850,000		Savannah, GA EDA (International Paper Co.), Recovery Zone Facility Revenue Refunding Bonds (Series 2019A), 2.000%, Mandatory Tender 10/1/2024	850,000
		TOTAL	29,607,094
		Illinois—4.7%
1,500,000		Granite City, IL (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002), 1.250%, 5/1/2027	1,376,224
3,000,000		Illinois Finance Authority (OSF Health Care Systems), Revenue Bonds (Series 2020A), 5.000%, Mandatory Tender 11/15/2024	3,005,329
2,125,000	[2]	Illinois Finance Authority (Presbyterian Homes Obligated Group, IL), Revenue Bonds (Series 2021B) FRNs, 3.850% (SIFMA 7-day +0.700%), Mandatory Tender 5/1/2026	2,096,787
6,500,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	6,794,425
2,125,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2027	2,264,628
1,000,000		Illinois State, UT GO Bonds (Series 2023D), 5.000%, 7/1/2028	1,077,695
1,925,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2017), (United States Treasury PRF), 5.000%, 6/1/2026	2,000,850
		TOTAL	18,615,938
		Iowa—0.5%
2,000,000	[2]	Iowa Finance Authority (Lifespace Communities, Inc.), Revenue Bonds (Series 2021B) FRNs, 3.931% (SOFR x 0.70 +0.550%), Mandatory Tender 5/15/2026	1,893,247
		Kentucky—1.8%
3,000,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), PCRBs (Series 2005A), 1.750%, Mandatory Tender 7/1/2026	2,927,352
2,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2024A-1), (Goldman Sachs Group, Inc. GTD), 5.000%, Mandatory Tender 7/1/2030	2,151,341
2,250,000		Trimble County, KY (Louisville Gas & Electric Co.), PCR Refunding Bonds (Series 2016A), 1.300%, Mandatory Tender 9/1/2027	2,072,647
		TOTAL	7,151,340
		Louisiana—3.5%
1,500,000		Louisiana State Housing Corporation (Atrium Ridge, LP), Multifamily Housing Revenue Bonds (Series 2024B), (United States Treasury GTD), 3.750%, Mandatory Tender 2/1/2027	1,527,439
5,420,000		Louisiana State Offshore Terminal Authority (Loop LLC), Deepwater Port Revenue Bonds (Series 2007A), 4.150%, 9/1/2027	5,523,673
7,000,000		St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2017B-2), 2.375%, Mandatory Tender 7/1/2026	6,877,230
		TOTAL	13,928,342

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Massachusetts—1.6%
$ 600,000		Commonwealth of Massachusetts, UT GO Consolidated Loan Bonds (Series 2023A), (Assured Guaranty Inc. GTD), 5.000%, 5/1/2038	$ 695,901
800,000		Commonwealth of Massachusetts, UT GO Refunding Bonds (Series 2023B), (Assured Guaranty Inc. GTD), 5.000%, 5/1/2038	927,867
3,000,000	[2]	Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2019T-1) FRNs, 3.750% (SIFMA 7-day +0.600%), Mandatory Tender 1/29/2026	2,999,185
1,750,000		Massachusetts Development Finance Agency (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002), 1.250%, 5/1/2027	1,605,595
10,000		Massachusetts Housing Finance Agency, SFM Revenue Bonds (Series 172), 4.000%, 6/1/2045	9,992
		TOTAL	6,238,540
		Michigan—2.6%
3,500,000		Lansing, MI Board of Water & Light, Utility System Revenue Bonds (Series 2021B), 2.000%, Mandatory Tender 7/1/2026	3,399,258
1,000,000		Michigan State Building Authority, Revenue Refunding Bonds Facilities Program (Series 2023-II), 5.000%, 10/15/2037	1,152,988
2,000,000		Michigan State Finance Authority (McLaren Health Care Corp.), Hospital Revenue Refunding Bonds (Series 2015D-2), 1.200%, Mandatory Tender 4/13/2028	1,828,476
2,200,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 5.000%, 6/1/2025	2,219,460
1,800,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 5.000%, 6/1/2031	1,967,745
		TOTAL	10,567,927
		Missouri—0.4%
850,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2025	854,120
750,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2026	765,282
		TOTAL	1,619,402
		Nebraska—0.7%
2,500,000		Nebraska Public Power District, General Revenue Bonds (Series 2023A), 5.000%, 7/1/2028	2,700,098
		Nevada—0.5%
2,000,000		Washoe County, NV (Sierra Pacific Power Co.), Gas and Water Facilities Refunding Revenue Bonds (Series 2016B), 3.625%, Mandatory Tender 10/1/2029	2,015,495
		New Hampshire—0.4%
290,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2025	289,928
265,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2026	264,795
250,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2027	250,096
285,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2028	285,170
300,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2029	300,130
280,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2030	279,115
		TOTAL	1,669,234
		New Jersey—5.6%
1,500,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2023RRR), 5.000%, 3/1/2026	1,548,599
1,615,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2023RRR), 5.000%, 3/1/2028	1,747,768
10,000,000	[2]	New Jersey EDA (New Jersey State), School Facilities Construction Refunding SIFMA Index Bonds (Series 2013 I) FRNs, 4.400% (SIFMA 7-day +1.250%), 9/1/2025	10,006,554
4,075,000		New Jersey EDA (New Jersey-American Water Co., Inc.), Water Facilities Refunding Revenue Bonds (Series 2020D), 1.100%, Mandatory Tender 12/1/2027	3,692,703
600,000		New Jersey Educational Facilities Authority (New Jersey State), Higher Education Capital Improvement Fund (Series 2023A), 5.000%, 9/1/2035	686,044
500,000		New Jersey Educational Facilities Authority (New Jersey State), Higher Education Capital Improvement Fund (Series 2023A), 5.000%, 9/1/2036	568,827
160,000		New Jersey Educational Facilities Authority (New Jersey State), Higher Education Capital Improvement Fund (Series 2023A), 5.000%, 9/1/2037	181,649

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$ 500,000		New Jersey Educational Facilities Authority (New Jersey State), Higher Education Capital Improvement Fund (Series 2023A), 5.000%, 9/1/2038	$ 564,782
500,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2023AA), 5.000%, 6/15/2025	507,205
500,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2023AA), 5.000%, 6/15/2026	519,680
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2023AA), 5.000%, 6/15/2038	1,131,063
1,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017A), 5.000%, 1/1/2027	1,056,488
		TOTAL	22,211,362
		New Mexico—1.3%
4,000,000		Farmington, NM (Public Service Co., NM), PCR Refunding Bonds San Juan Project (Series 2010E), 3.875%, Mandatory Tender 6/1/2029	4,130,935
1,000,000		New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2019B), 5.000%, Mandatory Tender 8/1/2025	1,014,125
		TOTAL	5,145,060
		New York—5.5%
1,275,000	[2]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002G-1F) FRNs, 3.666% (SOFR x 0.67 +0.430%), 11/1/2026	1,271,711
3,000,000		Monroe County, NY IDA (Andrews Terrace Community Partners, LP), Multifamily Housing Revenue Bonds (Series 2023B-1), (United States Treasury GTD), 5.000%, Mandatory Tender 7/1/2027	3,161,117
2,000,000		Monroe County, NY IDA (Andrews Terrace Community Partners, LP), Multifamily Housing Revenue Bonds (Series 2023B-2), (United States Treasury GTD), 5.000%, Mandatory Tender 7/1/2027	2,109,580
2,500,000		New York City Housing Development Corp., Multifamily Housing Revenue Bonds (Series 2024B-2), 3.700%, Mandatory Tender 7/3/2028	2,559,432
1,600,000		New York City, NY IDA (Yankee Stadium LLC), PILOT Revenue Refunding Bonds (Series 2020A), (Assured Guaranty Inc. INS), 5.000%, 3/1/2030	1,779,825
1,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2024A-1), 5.000%, 5/1/2037	1,147,416
550,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2024A-1), 5.000%, 5/1/2038	628,871
2,250,000		New York City, NY, UT GO Bonds (Fiscal 2023 Series D), 5.000%, 8/1/2025	2,289,822
1,145,000		New York Transportation Development Corporation (American Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2021), 2.250%, 8/1/2026	1,116,406
1,500,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020A), 5.000%, 12/1/2029	1,614,633
1,600,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 5.000%, 12/1/2028	1,735,342
2,250,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 5.000%, 12/1/2029	2,475,710
		TOTAL	21,889,865
		North Carolina—1.3%
825,000		Columbus County, NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), Environmental Improvement Revenue Refunding Bonds (Series 2019A), 2.000%, Mandatory Tender 10/1/2024	825,000
305,000		North Carolina HFA, Revenue Bonds (Series 2017 38-B), 4.000%, 7/1/2047	306,064
525,000		North Carolina Medical Care Commission (United Methodist Retirement Homes), Retirement Community Revenue Bonds TEMPS-50 (Series 2024B-2), 3.750%, 10/1/2028	527,467
300,000		North Carolina Medical Care Commission (United Methodist Retirement Homes), Retirement Community Revenue Bonds TEMPS-85 (Series 2024B-1), 4.250%, 10/1/2028	302,874
250,000		North Carolina Medical Care Commission (United Methodist Retirement Homes), Retirement Facilities First Mortgage Revenue Bonds (Series 2024), 5.000%, 10/1/2039	269,690
1,750,000		North Carolina State Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Revenue Refunding Bonds (Series 2018), 5.000%, 1/1/2027	1,832,809
1,000,000		North Carolina State Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Revenue Refunding Bonds (Series 2018), 5.000%, 1/1/2028	1,066,416
		TOTAL	5,130,320
		Ohio—4.6%
2,000,000		Columbus, OH, UT GO Various Purpose Bonds (Series 2023A), 5.000%, 8/15/2038	2,317,582

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$ 2,000,000		Columbus-Franklin County, OH Finance Authority (Dering Family Homes Owner, LLC), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 5.000%, Mandatory Tender 2/1/2027	$ 2,080,178
1,500,000		Cuyahoga, OH Metropolitan Housing Authority (Woodhill Station East, LLC), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.450%, Mandatory Tender 2/1/2027	1,517,365
6,000,000		Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2019), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 2/1/2025	6,033,075
1,500,000		Ohio Air Quality Development Authority (American Electric Power Co., Inc.), Air Quality Revenue Refunding Bonds (Series 2014A), 2.400%, Mandatory Tender 10/1/2029	1,417,572
1,000,000		Ohio HFA (Riverview San Marco, LLC), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 5.000%, Mandatory Tender 8/1/2025	1,016,025
1,600,000		Ohio HFA (Springboro Sherman, LP), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.530%, Mandatory Tender 2/1/2027	1,621,388
2,500,000		Ohio State Hospital Revenue (Cleveland Clinic), Hospital Revenue Bonds (Series 2019C), 2.750%, Mandatory Tender 5/1/2028	2,477,374
		TOTAL	18,480,559
		Oklahoma—1.1%
1,000,000		Oklahoma County, OK Finance Authority (Choctaw-Nicoma Park Public Schools), Educational Facilities Lease Revenue Bonds (Series 2023), 5.000%, 9/1/2026	1,038,814
1,300,000		Oklahoma County, OK Finance Authority (Choctaw-Nicoma Park Public Schools), Educational Facilities Lease Revenue Bonds (Series 2023), 5.000%, 9/1/2028	1,403,381
1,625,000		Oklahoma County, OK Finance Authority (Choctaw-Nicoma Park Public Schools), Educational Facilities Lease Revenue Bonds (Series 2023), 5.000%, 9/1/2030	1,802,066
		TOTAL	4,244,261
		Oregon—0.2%
750,000		Multnomah County, OR Hospital Facilities Authority (Terwilliger Plaza, Inc.), Parkview Project TEMPS-65 Revenue and Refunding Bonds (Series 2021B-1), 1.200%, 6/1/2028	685,073
		Pennsylvania—2.2%
2,100,000	[2]	Bethlehem, PA Area School District Authority, School Revenue Bonds (Series 2021C) FRNs, 3.586% (SOFR x 0.67 +0.350%), Mandatory Tender 11/1/2025	2,088,132
3,375,000		Montgomery County, PA IDA (Constellation Energy Generation LLC), Revenue Refunding Bonds (Series 2023A), 4.100%, Mandatory Tender 4/3/2028	3,468,283
1,000,000		Pennsylvania State Economic Development Financing Authority (UPMC Health System), Revenue Bonds (Series 2023A-1), 5.000%, 5/15/2031	1,119,828
1,800,000		Pittsburgh, PA Water & Sewer Authority, Water and Sewer System First Lien Revenue Bonds (Series 2023B), (Assured Guaranty Inc. INS), 5.000%, 9/1/2038	2,063,956
		TOTAL	8,740,199
		South Carolina—1.1%
4,000,000		South Carolina Jobs-EDA (Novant Health, Inc.), Health Care Facilites Revenue Bonds (Series 2024A), 5.000%, 11/1/2038	4,560,455
		Tennessee—3.3%
1,630,000		Chattanooga, TN Health, Educational & Housing Facility Board (Espero Chattanooga LP), Multifamily Housing Bonds (Series 2023), 3.000%, Mandatory Tender 11/1/2027	1,628,800
3,000,000		Dickson, TN Health and Educational Facilities Board (BTT Development IV, LP and Housing Associates, LP), Multifamily Housing Bonds (Series 2024), (United States Treasury GTD), 3.000%, Mandatory Tender 4/1/2027	3,002,343
3,000,000		Knox County, TN Health Education & Housing Facilities Board (Pines III, LP), Multifamily Housing Bonds (Series 2024), (United States Treasury GTD), 3.100%, Mandatory Tender 9/1/2027	3,011,091
5,500,000		Tennergy Corp., TN Gas Revenue, Gas Supply Revenue Bonds (Series 2021A), (Morgan Stanley GTD), 4.000%, Mandatory Tender 9/1/2028	5,595,525
40,000		Tennessee Housing Development Agency, Revenue Refunding Bonds (Series 220142C), 4.000%, 1/1/2045	39,966
		TOTAL	13,277,725
		Texas—14.7%
1,500,000		Boerne, TX Independent School District, UT GO School Building Bonds (Series 2024), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 2/1/2028	1,555,695
2,000,000		Dallas, TX, GO Refunding and Improvement Bonds (Series 2023A), 5.000%, 2/15/2039	2,229,401
5,270,000		Dallas-Fort Worth, TX (Dallas-Fort Worth, TX International Airport), Joint Revenue Refunding Bonds (Series 2020A), 5.000%, 11/1/2026	5,544,909
1,000,000		Dallas-Fort Worth, TX (Dallas-Fort Worth, TX International Airport), Joint Revenue Refunding Bonds (Series 2024), 5.000%, 11/1/2039	1,145,680

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Texas—continued
$ 2,000,000	Ector County, TX Independent School District, UT GO School Building Bonds (Series 2024B), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 8/15/2027	$ 2,066,041
4,000,000	Fort Bend, TX Independent School District, UT GO School Building and Refunding Bonds (Series 2024B), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 8/1/2027	4,122,506
1,895,000	Fort Bend, TX Independent School District, Variable Rate UT School Building and Refunding Bonds (Series 2020B), (Texas Permanent School Fund Guarantee Program GTD), 0.875%, Mandatory Tender 8/1/2025	1,856,565
2,500,000	Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2023 TELA Supported), 5.000%, Mandatory Tender 4/1/2028	2,679,029
1,250,000	Gulf Coast, TX Waste Disposal Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2003B), 1.500%, 5/1/2028	1,143,584
2,500,000	Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Medical Facilities Mortgage Revenue Bonds (Series 2024A), 5.000%, 5/15/2029	2,741,627
2,000,000	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Revenue Bonds (Series 2024C), 5.000%, Mandatory Tender 7/1/2029	2,183,186
3,000,000	Harris County, TX Cultural Education Facilities Finance Corp. (Texas Medical Center), Revenue Bonds (Series 2020A), 0.900%, Mandatory Tender 5/15/2025	2,941,810
1,000,000	Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019), 5.000%, 5/15/2027	1,062,674
1,000,000	Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019), 5.000%, 5/15/2028	1,084,291
1,500,000	Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2023A), (Assured Guaranty Inc. INS), 5.000%, 5/15/2038	1,698,213
3,000,000	Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), PCR Refunding Bonds (Central Power and Light Company Project) (Series 1996), 4.250%, 5/1/2030	3,120,861
2,300,000	Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), PCR Refunding Bonds (Series 2001A), 2.600%, 11/1/2029	2,209,896
1,500,000	Mesquite, TX Housing Finance Corp. (Palladium Bruton Road, Ltd.), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.350%, Mandatory Tender 8/1/2027	1,517,850
980,000	New Hope Cultural Education Facilities Finance Corporation (Brazos Presbyterian Homes Holding, Inc.), Retirement Facilities Revenue Bonds (Series 2017), 5.000%, 1/1/2025	982,058
625,000	New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 5.000%, 11/1/2024	625,502
1,105,000	New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 5.000%, 11/1/2025	1,117,735
2,000,000	North East, TX Independent School District, UT GO Refunding Bonds (Series 2024), (Texas Permanent School Fund Guarantee Program GTD), 3.750%, Mandatory Tender 8/1/2027	2,041,768
2,500,000	North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2023A), 5.000%, 1/1/2026	2,575,193
3,500,000	North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2023A), 5.000%, 1/1/2027	3,693,764
3,000,000	Texas State Department of Housing & Community Affairs (Palladium Old FM 471 W, Ltd), Multifamily Housing Revenue Bonds (Series 2024), 3.050%, Mandatory Tender 9/1/2027	3,006,930
2,500,000	Texas State Transportation Commission (Central Texas Turnpike System), First Tier Revenue Refunding Bonds (Series 2024B), 5.000%, Mandatory Tender 8/15/2030	2,684,020
1,000,000	Texas Water Development Board, State Revolving Fund Revenue Bonds (Series 2023), 5.000%, 8/1/2038	1,151,044
	TOTAL	58,781,832
	Utah—0.7%
1,000,000	Intermountain Power Agency, Power Supply Revenue Bonds (Series 2023A), 5.000%, 7/1/2038	1,133,661
1,800,000	Utah State Housing Corporation (Silos Affordable, LLC), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.700%, Mandatory Tender 8/1/2027	1,825,334
	TOTAL	2,958,995
	Virginia—3.9%
2,650,000	Amelia County, VA IDA (Waste Management, Inc.), Tax-Exempt Adjustable Mode Solid Waste Disposal Revenue Bonds (Series 2002), 1.450%, 4/1/2027	2,450,378
1,000,000	Charles City County, VA IDA (Waste Management, Inc.), Tax-Exempt Adjustable Mode Solid Waste Disposal Revenue Bonds (Series 2002), 1.450%, 4/1/2027	924,671
4,000,000	Chesapeake, VA Redevelopment and Housing Authority (Standard Hunter’s Point I Venture LP), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 5.000%, Mandatory Tender 5/1/2026	4,124,953
975,000	Northampton County and Towns, VA EDA (Myrtle Landing Renewal LLC), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 4.500%, Mandatory Tender 4/1/2025	977,961

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Virginia—continued
$ 2,000,000		Virginia Beach, VA Development Authority (Westminster-Canterbury on Chesapeake Bay), Residential Care Facility Revenue Bonds TEMPS-70 (Series 2023B-2), 5.750%, 9/1/2030	$ 2,083,167
2,000,000		Virginia Peninsula Port Authority (Dominion Terminal Associates), Coal Terminal Revenue Refunding Bonds (Series 2003), 3.800%, Mandatory Tender 10/1/2024	2,000,000
3,000,000		Wise County, VA IDA (Virginia Electric & Power Co.), Solid Waste and Sewage Disposal Revenue Bonds (Series 2010A), 3.800%, Mandatory Tender 5/28/2027	3,074,214
		TOTAL	15,635,344
		Washington—2.1%
2,000,000		Energy Northwest, WA (Bonneville WA Power Administration), Columbia Generating Station Electric Revenue Refunding Bonds (Series 2023A), 5.000%, 7/1/2038	2,299,136
2,000,000		King County, WA Housing Authority (New Kirkland Heights LLLP), Affordable Housing Revenue Bonds Kirkland Heights Project (Series 2023A-2), 5.000%, 1/1/2028	2,090,610
2,000,000		Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2019), 5.000%, 4/1/2026	2,054,089
1,000,000		Washington State, UT GO Motor Vehicle Fuel and Vehicle Related Fees Refunding Bonds (Series 2023B), 5.000%, 7/1/2027	1,070,974
1,000,000		Washington State, UT GO Refunding Bonds (Series 2023A), 5.000%, 8/1/2026	1,048,874
		TOTAL	8,563,683
		Wisconsin—3.3%
2,500,000		Public Finance Authority (Duke Energy Progress LLC), PCR Refunding Bonds (Series 2022A-1), 3.300%, Mandatory Tender 10/1/2026	2,506,201
3,500,000		Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health), Revenue Bonds (Series 2018B-2), 5.000%, Mandatory Tender 6/24/2026	3,615,428
4,000,000		Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health), Revenue Bonds (Series 2018C-4), 5.000%, Mandatory Tender 6/22/2029	4,385,275
2,500,000	[1]	Wisconsin Health & Educational Facilities Authority (Forensic Science and Protective Medicine Collaboration, Inc.), Revenue Bonds (Series 2024), 5.000%, 8/1/2027	2,570,456
		TOTAL	13,077,360
		Wyoming—0.7%
3,000,000		Sweetwater County, WY PCRB (Idaho Power Co.), PCR Refunding Bonds (Series 2006), 1.700%, 7/15/2026	2,903,735
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $368,609,780)	369,352,608
	[2]	SHORT-TERM MUNICIPALS—7.2%
		California—0.2%
900,000		Los Angeles, CA Community Redevelopment Agency (DWF V Hollywood & Vine, LP), Mizuho 3a-7 (Series 2022-MIZ9089) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. LIQ), 4.600%, 10/1/2024	900,000
		Kentucky—0.5%
1,800,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2020B-1) Daily VRDNs, 4.550%, 10/1/2024	1,800,000
		Multi State—6.4%
23,200,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.500%, 10/1/2024	23,200,000
2,500,000		PIMCO Flexible Municipal Income Fund, PUTTERs (3a-7) (Series 5046) MuniFund Term Preferred Shares Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.500%, 10/1/2024	2,500,000
		TOTAL	25,700,000
		Ohio—0.1%
500,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), (Series B) VRENs, 3.400%, 10/1/2024	500,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $28,900,000)	28,900,000
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $397,509,780)	398,252,608
		OTHER ASSETS AND LIABILITIES - NET—0.3%[3]	1,258,336
		TOTAL NET ASSETS—100%	$399,510,944
Securities that are subject to the federal alternative minimum tax (AMT) represent 14.2% of the Fund’s portfolio as calculated based upon total market value.
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2024, these restricted securities amounted to $3,922,554, which represented 1.0% of total net assets.

Additional information on restricted securities held at September 30, 2024, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-70 Senior Living Revenue Refunding Bonds (Series B-2), 2.375%, 11/15/2028	5/27/2021	$575,000	$568,221
Tempe, AZ IDA (Mirabella at ASU), Revenue Bonds (Series 2023A), 4.700%, 10/1/2028	12/18/2023	$855,000	$783,877
Wisconsin Health & Educational Facilities Authority (Forensic Science and Protective Medicine Collaboration, Inc.), Revenue Bonds (Series 2024), 5.000%, 8/1/2027	2/22/2024	$2,546,973	$2,570,456

2
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2024, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIQ	—Liquidity Agreement
LP	—Limited Partnership
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond(s)
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
PUTTERs	—Puttable Tax-Exempt Receipts
SFM	—Single Family Mortgage
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
TELA	—Toll Equity Loan Agreement
TEMPS	—Tax Exempt Mandatory Paydown Securities
UT	—Unlimited Tax
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRENs	—Variable Rate Extendible Notes